STOCK-BASED COMPENSATION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Schedule of Stock Options Activity

The following is a summary of stock options activity during the three months ended March 31, 2022:

			Weighted
		Weighted	Average
	Number of	Average Exercise	Remaining
	options	Price	Contractual Life
Outstanding as of December 31, 2021	5,832,519	$3.30	5.62
Granted	237,500	10.00	9.96
Exercised	—
Forfeited	(164,235)
Outstanding as of March 31, 2022	5,905,784	$3.56	5.56
Vested and expected to vest as of March 31, 2022	5,905,784	$3.56	5.56
Exercisable as of March 31, 2022	4,282,866	$3.00	4.48

The following is a summary of stock options activity during the years ended December 31, 2021, 2020, and 2019:

			Weighted
		Weighted	Average
		Average	Remaining
	Number of	Exercise	Contractual
	Shares	Price	Life
Outstanding as of December 31, 2018	4,331,494	$2.43	7.59
Granted	4,342,214	3.37
Exercised	(105,867)	1.23
Forfeited	(960,475)
Outstanding as of December 31, 2019	7,607,366	$2.94	8.17
Granted	1,172,294	3.16
Exercised	(52,435)	1.07
Forfeited	(2,520,076)
Outstanding as of December 31, 2020	6,207,149	$3.13	7.30
Granted	1,307,713	4.93
Exercised	(351,462)	2.14
Forfeited	(1,330,881)
Outstanding as of December 31, 2021	5,832,519	$3.30	5.62
Vested and expected to vest as of December 31, 2021	5,832,519	$3.30	5.62
Exercisable as of December 31, 2021	3,872,121	$1.35	4.63

Schedule of Black-Scholes-Merton Valuation Model for the Value Stock Option Grants

The following key assumptions were used in the Black-Scholes-Merton valuation model for the value stock option grants:

	2021	2020	2019
Expected volatility	58.0%	51.8%	47.4%
Expected term (in years)	4.41	5.99	5.90
Risk-free interest rate	0.8%	0.3%	1.8%
Expected dividend yield	0.0%	0.0%	0.0%